Revenue - Summary of Revenue by Contract Type (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of revenue by contract type [line items]
Revenue	$ 1,323,365	$ 1,224,262	$ 1,109,800
Full-time-equivalent [member]
Disclosure of revenue by contract type [line items]
Revenue	942,273	829,330	703,440
Transaction [member]
Disclosure of revenue by contract type [line items]
Revenue	189,651	181,177	188,357
Subscription [member]
Disclosure of revenue by contract type [line items]
Revenue	67,871	94,173	102,859
Fixed price [member]
Disclosure of revenue by contract type [line items]
Revenue	67,600	67,640	63,570
Others [member]
Disclosure of revenue by contract type [line items]
Revenue	$ 55,970	$ 51,942	$ 51,574